Leases - Schedule of Maturities Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Schedule of Maturities Lease Liabilities [Abstract]
2026	$ 18,783
Total lease payments	18,783
Less: imputed interest	(283)
Total	$ 18,500